Events After the Reporting Period - Additional Information (Detail) ₩ / shares in Units, € in Millions, ₩ in Millions, $ in Millions					12 Months Ended
	Feb. 19, 2026 KRW (₩) shares	Feb. 03, 2026 KRW (₩) ₩ / shares	Jan. 16, 2026 USD ($)	Jan. 15, 2026 KRW (₩)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 KRW (₩)
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | €							€ 1,065,900,000
Number of treasury shares retired | shares	1,691,425
Cancellation of treasury shares	₩ 635,100				₩ 374,546	₩ 431,107
Treasury shares scheduled retirement date	Mar. 31, 2026
Percentage Of Equity Investment			100.00%
Investments accounted for using equity method			$ 582		₩ 4,980,153	₩ 4,738,793		₩ 5,020,264
Unsecured Bonds Issued [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | $			700
Unsecured Bonds Issued [Member] | 23-1 Unsecured Senior Note One [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount				₩ 390,000
Borrowings, maturity				January 15, 2029
Borrowings, interest rate				3.574%
Unsecured Bonds Issued [Member] | 23-2 Unsecured Senior Note One [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount				₩ 60,000
Borrowings, maturity				January 15, 2031
Borrowings, interest rate				3.884%
Unsecured Bonds Issued [Member] | Unsecured Senior Note One [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | $			$ 400
Borrowings, maturity			January 16, 2031
Unsecured Bonds Issued [Member] | Unsecured Senior Note Two [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | $			$ 300
Borrowings, maturity			January 16, 2036
Dividends Paid [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed or declared per share | ₩ / shares		₩ 2,500
Dividends proposed or declared		₩ 189,100
Major business combination [member] | Louisiana Steel LLC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired			20.00%